Property, plant and equipment -impairment of carrying amount of impaired asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Base discount rate for VIU calculations, net of tax	6.00%
Carrying amount after impairment	$ 13,704	$ 13,813
Net impairement loss (Reversal)	3,838	(367)
Exploration & Production Norway (E&P) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net impairement loss (Reversal)	$ 604
Exploration & Production Norway (E&P) [member] | High range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	25.00%
Exploration & Production Norway (E&P) [member] | Low range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	15.00%
Exploration Production International And Marketing Midstream and Processing [Member] | High range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	9.00%
Exploration Production International And Marketing Midstream and Processing [Member] | Low range value [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Derived pretax Discount rate range	4.00%
VIU [Member] | Right of use assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	$ 0	0
Net impairement loss (Reversal)	26	0
VIU [Member] | North Africa [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	451
Net impairement loss (Reversal)	0	(126)
VIU [Member] | Europe and Asia [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	645	0
Net impairement loss (Reversal)	(18)	0
VIU [Member] | North America, offshore Gulf of Mexico [Member] | Conventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,079	3,989
Net impairement loss (Reversal)	292	(246)
VIU [Member] | North America [member] | Unconventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	7,509	5,771
Net impairement loss (Reversal)	1,631	762
VIU [Member] | Exploration & Production Norway (E&P) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	4,406	1,966
Net impairement loss (Reversal)	1,119	(201)
VIU [Member] | Marketing, Midstream and Processing (MMP) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	65	403
Net impairement loss (Reversal)	178	(155)
FVLCOD [Member] | Right of use assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	0	0
FVLCOD [Member] | North Africa [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	0	0
FVLCOD [Member] | Europe and Asia [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	0	0
FVLCOD [Member] | North America, offshore Gulf of Mexico [Member] | Conventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	0	0
FVLCOD [Member] | North America [member] | Unconventional assets [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	610	0
FVLCOD [Member] | Exploration & Production Norway (E&P) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	1,232
Net impairement loss (Reversal)	0	(402)
FVLCOD [Member] | Marketing, Midstream and Processing (MMP) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0
Net impairement loss (Reversal)	$ 0	$ 0